Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	American Well Corporation
Entity Central Index Key	0001393584
Entity Emerging Growth Company	false
Entity File Number	001-39515
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5009396
Entity Address, Address Line One	75 State Street
Entity Address, Address Line Two	Ste. 100
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	204-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 Par Value
Trading Symbol	AMWL
Security Exchange Name	NYSE